Principles of consolidation (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Nexa Recursos Minerais SANEXABR [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Mining / Smelting
Nexa Resources Cajamarquilla S A N E X A C J M [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Smelting
Nexa Recursos Minerais SANEXABR [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Directly
Country of incorporation of subsidiary		Brazil
Nexa Resources Cajamarquilla S A N E X A C J M [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Directly
Country of incorporation of subsidiary		Peru
Nexa Resources U S Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Directly
Country of incorporation of subsidiary		United States
Description of nature of entity's operations and principal activities		Trading
Exploraciones Chimborazo Metals And Mining [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Directly
Country of incorporation of subsidiary		Ecuador
Description of nature of entity's operations and principal activities		Holding and others
L.d.o.s.p.e. empreendimentos e participaes ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Energy
L.d.q.s.p.e. empreendimentos e participaes ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Energy
L.d.r.s.p.e. Empreendimentos E Participaes Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Energy
Minerao Dardanelos Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Mining projects
Minerao Santa Maria Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Mining projects
Pollarix S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	[1]	33.33%	33.33%
Type of control	[1]	Indirectly
Country of incorporation of subsidiary	[1]	Brazil
Description of nature of entity's operations and principal activities	[1]	Holding and others
Karmin Holding Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Holding and others
Mineracao Rio Aripuana Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Brazil
Description of nature of entity's operations and principal activities		Holding and others
Votorantim Metals Canada Inc. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		Canada
Description of nature of entity's operations and principal activities		Holding and others
Nexa Resources El Porvenir S.a.c. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Country of incorporation of subsidiary		Peru
Description of nature of entity's operations and principal activities		Mining
Minera Pampa De Cobre S.a.c [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Country of incorporation of subsidiary		Peru
Description of nature of entity's operations and principal activities		Mining
Nexa Resources Peru S.a.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		83.55%	83.55%
Type of control		Indirectly
Country of incorporation of subsidiary		Peru
Description of nature of entity's operations and principal activities		Mining
Nexa Resources Atacocha S.a.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		66.62%	66.62%
Type of control		Indirectly
Country of incorporation of subsidiary		Peru
Description of nature of entity's operations and principal activities		Mining
Nexa Resources Uk Ltd.nexa Uk [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Country of incorporation of subsidiary		United Kingdom
Description of nature of entity's operations and principal activities		Mining
Campos Novos Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	[2]		20.98%
Country of incorporation of subsidiary	[2]	Brazil
Description of nature of entity's operations and principal activities	[2]	Energy
Cia. Minera Shalipayco S.a.c [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		75.00%	75.00%
Country of incorporation of subsidiary		Peru
Description of nature of entity's operations and principal activities		Mining projects

[1]	NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are indirectly owned by NEXA’s controlling shareholder, VSA.
[2]	On November 17th, 2022, NEXA, through Pollarix, acquired 1.46% of Enercan’s additional shares for BRL 21,731 (USD 4,136) by exercising its proportional pre-emptive rights given the withdrawal of one of Enercan’s previous shareholders. Prior to this date, NEXA and the other shareholders exercised joint control over Enercan’s assets and liabilities. However, because of this withdrawal, Enercan’s remaining shareholders exercised their option to acquire these additional shares, resulting in the loss of joint control by NEXA. Since this date, NEXA ceased recognizing its share of Enercan’s jointly held assets, liabilities, revenues and expenses and began to account for it as an investment in an associate, through the equity method, since it still holds significant influence over this entity.